As filed with the Securities and Exchange Commission on December 7, 2012
1933 Act Registration No. 333-141760
1940 Act Registration No. 811-09763

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / /

POST-EFFECTIVE AMENDMENT NO. 16   /X/

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / /

AMENDMENT NO. 220   /X/

Lincoln New York Account N for Variable Annuities
(Exact Name of Registrant)

Lincoln ChoicePlusSM II Bonus and Lincoln ChoicePlus AssuranceSM (Bonus)

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
(Name of Depositor)

100 Madison Street, Suite 1860
Syracuse, New York 13202
(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, Including Area Code: (315) 428-8400

Robert O. Sheppard, Esquire
Lincoln Life & Annuity Company of New York
100 Madison Street, Suite 1860
Syracuse, New York 13202
(Name and Address of Agent for Service)

Copy to:

Scott C. Durocher, Esquire
The Lincoln National Life Insurance Company
350 Church Street
Hartford, Connecticut 06103

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

/x/ immediately upon filing pursuant to paragraph (b) of Rule 485
/ / on  ______________, pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on ______________, pursuant to paragraph (a)(1) of Rule 485

Title of Securities being registered:
Interests in a separate account under individual flexible
payment deferred variable annuity contracts.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
Lincoln Life Variable Annuity Account N

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
Lincoln New York Account N for Variable Annuities

ChoicePlusSM Assurance B Share, ChoicePlusSM Assurance C Share
ChoicePlusSM Assurance L Share, ChoicePlusSM Assurance Bonus
ChoicePlusSM Assurance Design

Supplement dated December 7, 2012 to the Prospectus dated May 1, 2012

This supplement describes proposed changes to the investment options offered under your ChoicePlusSM variable annuity contract (the “Contract”). It is for informational purposes and requires no action on your part.

Fund Substitutions

The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York (“Lincoln”) and Lincoln Life Variable Annuity Account N and Lincoln New York Account N for Variable Annuities (the “Separate Accounts”) have filed an application with the Securities and Exchange Commission (the “SEC”) seeking an order approving the substitution of certain investment portfolios of funds held by various sub-accounts of the Separate Accounts for shares of certain other investment portfolios of funds. As outlined below, the effect of such substitutions outlined in the application would permit Lincoln and the Separate Accounts to replace funds referenced in Column I (“Existing Funds”) for shares of other investment funds referenced in Column II (“Replacement Funds”) as investment options under the contract. The Existing Funds and the Replacement Funds are described in their current prospectuses, which are available at no charge by contacting Customer Service at 1-888-868-2583, or by logging into your account on the internet service center at www.LincolnFinancial.com.

Column I (Existing Funds)	Column II (Replacement Funds)

AllianceBernstein VPS Growth Portfolio	LVIP SSgA S&P 500 Index Fund
AllianceBernstein VPS International Value Portfolio	LVIP Mondrian International Value Fund
American Century VP Inflation Protection Fund	LVIP BlackRock Inflation Protected Bond Fund
DWS Equity 500 Index VIP Portfolio	LVIP SSgA S&P 500 Index Fund
DWS Small Cap Index VIP Portfolio	LVIP SSgA Small-Cap Index Fund
Fidelity VIP Equity-Income Portfolio*	LVIP SSgA S&P 500 Index Fund
Fidelity VIP Overseas Portfolio	LVIP SSgA International Index Fund
FTVIPT Franklin Small-Mid Cap Growth Securities Fund	LVIP SSgA Small-Cap Index Fund
MFS VIT Total Return Series	LVIP SSgA Moderate Structured Allocation Fund
Neuberger Berman AMT Mid-Cap Growth Portfolio	LVIP SSgA S&P 500 Index Fund
  *This substitution does not apply to ChoicePlusSM Design.

To the extent required by law, approvals of the substitutions will also be obtained from the state insurance regulators in certain jurisdictions.  The Existing Funds will continue to be available for investment until the order approving the substitution is granted by the SEC. If granted, Lincoln would carry out the proposed substitutions as soon as all necessary regulatory approvals have been obtained, and once the systems needed to perform the substitutions are in place, by redeeming the Existing Funds’ shares and purchasing shares of the Replacement Funds.  We anticipate this transaction occurring during the second quarter of 2013. If carried out, the proposed substitutions would result in any contract value you have allocated to an Existing Fund would, in effect, be transferred to a subaccount investing in the corresponding Replacement Fund. There would be no tax consequences resulting from this exchange. Further, at the time the substitution takes place, the Existing Funds would no longer be eligible for investment.

Once the substitutions occur, any future allocations of purchase payments and/or contract value that you previously designated to the Existing Fund will be allocated to the Replacement Fund. These investments will become your allocation instructions until you tell us otherwise.

Once the substitution application is approved, we will notify you of the exact date the substitutions will occur.  From that notification until at least thirty (30) days after the proposed substitutions occur, you are permitted to transfer contract value out of each Existing Fund to one or more other subaccounts or fixed account (if available) within the contract without the transfer (or exchange) being treated as one of a limited number of transfers (or exchanges) allowed for under your contract.  If you would like to make a transfer of contract value out of an Existing Fund, please contact Customer Service at 1-888-868-2583, or log into your account on the internet service center at www.LincolnFinancial.com. Neither Lincoln nor the Separate Accounts will exercise any rights reserved by them under the contracts to impose restrictions or fees on transfers out of the Existing Funds during that time frame unless violations of market timing procedures occur as set forth in your prospectus.

Information about the Replacement Funds, their investment policies, risks, fees and expenses and all other aspects of their operations, can be found in their prospectuses, which you should read carefully.  THERE IS NO ASSURANCE THAT ANY NEW FUND WILL ACHIEVE ITS STATED OBJECTIVES.

If you have any questions about these proposed substitutions, please contact a Customer Service representative at 1-888-868-2583.

Fund Name Change

LVIP BlackRock Emerging Markets Index RPM Fund. The Lincoln Variable Insurance Products Trust has informed us that, effective April 30, 2013, the name of the LVIP BlackRock Emerging Markets Index RPM Fund will be changed to LVIP BlackRock Emerging Markets RPM Fund. The fees and investment objective of the fund will not change.

Please retain this supplement with your prospectus for future reference.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
Lincoln Life Variable Annuity Account N

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
Lincoln New York Account N for Variable Annuities

ChoicePlusSM, ChoicePlusSM Access, ChoicePlusSM Bonus
ChoicePlusSM II, ChoicePlusSM II Access, ChoicePlusSM II Bonus, ChoicePlusSM II Advance

Supplement dated December 7, 2012 to the Prospectus dated May 1, 2012

This supplement describes proposed changes to the investment options offered under your ChoicePlusSM variable annuity contract (the “Contract”). It is for informational purposes and requires no action on your part.

Fund Substitutions

The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York (“Lincoln”) and Lincoln Life Variable Annuity Account N and Lincoln New York Account N for Variable Annuities (the “Separate Accounts”) have filed an application with the Securities and Exchange Commission (the “SEC”) seeking an order approving the substitution of certain investment portfolios of funds held by various sub-accounts of the Separate Accounts for shares of certain other investment portfolios of funds. As outlined below, the effect of such substitutions outlined in the application would permit Lincoln and the Separate Accounts to replace funds referenced in Column I (“Existing Funds”) for shares of other investment funds referenced in Column II (“Replacement Funds”) as investment options under the contract. The Existing Funds and the Replacement Funds are described in their current prospectuses, which are available at no charge by contacting Customer Service at 1-888-868-2583, or by logging into your account on the internet service center at www.LincolnFinancial.com.

Column I (Existing Funds)	Column II (Replacement Funds)

AllianceBernstein VPS Growth Portfolio	LVIP SSgA S&P 500 Index Fund
AllianceBernstein VPS International Value Portfolio	LVIP Mondrian International Value Fund
American Century VP Inflation Protection Fund	LVIP BlackRock Inflation Protected Bond Fund
DWS Equity 500 Index VIP Portfolio*	LVIP SSgA S&P 500 Index Fund
Fidelity VIP Equity-Income Portfolio	LVIP SSgA S&P 500 Index Fund
Fidelity VIP Overseas Portfolio	LVIP SSgA International Index Fund
FTVIPT Franklin Small-Mid Cap Growth Securities Fund	LVIP SSgA Small-Cap Index Fund
MFS VIT Total Return Series**	LVIP SSgA Moderate Structured Allocation Fund
Neuberger Berman AMT Mid-Cap Growth Portfolio	LVIP SSgA S&P 500 Index Fund

  *This substitution does not apply to ChoicePlusSM II, ChoicePlusSM II Access, ChoicePlusSM II Bonus, or ChoicePlusSM II Advance.
**This substitution does not apply to ChoicePlusSM.

To the extent required by law, approvals of the substitutions will also be obtained from the state insurance regulators in certain jurisdictions.  The Existing Funds will continue to be available for investment until the order approving the substitution is granted by the SEC. If granted, Lincoln would carry out the proposed substitutions as soon as all necessary regulatory approvals have been obtained, and once the systems needed to perform the substitutions are in place, by redeeming the Existing Funds’ shares and purchasing shares of the Replacement Funds.  We anticipate this transaction occurring during the second quarter of 2013. If carried out, the proposed substitutions would result in any contract value you have allocated to an Existing Fund would, in effect, be transferred to a subaccount investing in the corresponding Replacement Fund. There would be no tax consequences resulting from this exchange. Further, at the time the substitution takes place, the Existing Funds would no longer be eligible for investment.

Once the substitutions occur, any future allocations of purchase payments and/or contract value that you previously designated to the Existing Fund will be allocated to the Replacement Fund. These investments will become your allocation instructions until you tell us otherwise.

Once the substitution application is approved, we will notify you of the exact date the substitutions will occur.  From that notification until at least thirty (30) days after the proposed substitutions occur, you are permitted to transfer contract value out of each Existing Fund to one or more other subaccounts or fixed account (if available) within the contract without the transfer (or exchange) being treated as one of a limited number of transfers (or exchanges) allowed for under your contract.  If you would like to make a transfer of contract value out of an Existing Fund, please contact Customer Service at 1-888-868-2583, or log into your account on the internet service center at www.LincolnFinancial.com. Neither Lincoln nor the Separate Accounts will exercise any rights reserved by them under the contracts to impose restrictions or fees on transfers out of the Existing Funds during that time frame unless violations of market timing procedures occur as set forth in your prospectus.

Information about the Replacement Funds, their investment policies, risks, fees and expenses and all other aspects of their operations, can be found in their prospectuses, which you should read carefully.  THERE IS NO ASSURANCE THAT ANY NEW FUND WILL ACHIEVE ITS STATED OBJECTIVES.

If you have any questions about these proposed substitutions, please contact a Customer Service representative at 1-888-868-2583.

Fund Name Change

LVIP BlackRock Emerging Markets Index RPM Fund. The Lincoln Variable Insurance Products Trust has informed us that, effective April 30, 2013, the name of the LVIP BlackRock Emerging Markets Index RPM Fund will be changed to LVIP BlackRock Emerging Markets RPM Fund. The fees and investment objective of the fund will not change.

Please retain this supplement with your prospectus for future reference.

PART A

The prospectuses for the ChoicePlus II Bonus and ChoicePlus Assurance (Bonus) variable annuity contracts are incorporated herein by reference to Post-Effective Amendment No. 13 (File No. 333-141760) filed on April 17, 2012.

Supplements to the prospectuses for the ChoicePlus II Bonus and ChoicePlus Assurance (Bonus) variable annuity contracts are incorporated herein by reference to 497 Filing (File No. 333-141760) filed on September 17, 2012.

Supplements to the prospectuses for the ChoicePlus II Bonus and ChoicePlus Assurance (Bonus) variable annuity contracts are incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-141760) filed on September 21, 2012.

Supplements to the prospectuses for the ChoicePlus II Bonus and ChoicePlus Assurance (Bonus) variable annuity contracts are incorporated herein by reference to 497 Filing (File No. 333-141760) filed on November 8, 2012.

Supplements to the prospectuses for the ChoicePlus II Bonus and ChoicePlus Assurance (Bonus) variable annuity contracts are incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 333-141760) filed on November 21, 2012.

PART B

The Statements of Additional Information for the ChoicePlus II Bonus and ChoicePlus Assurance (Bonus) variable annuity contracts are incorporated herein by reference to Post-Effective Amendment No. 13 (File No. 333-141760) filed on April 17, 2012.

Lincoln New York Account N for Variable Annuities

PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) List of Financial Statements

1. Part A

The Table of Condensed Financial Information is incorporated herein by reference to Post-Effective Amendment No. 13 (File No. 333-141760) filed on April 17, 2012.

2. Part B

The following financial statements for the Variable Account are incorporated herein by reference to Post-Effective Amendment No. 13 (File No. 333-141760) filed on April 17, 2012.

Statement of Assets and Liabilities - December 31, 2011
Statement of Operations - Year ended December 31, 2011
Statements of Changes in Net Assets - Years ended December 31, 2011 and 2010
Notes to Financial Statements - December 31, 2011
Report of Independent Registered Public Accounting Firm

3. Part B

The following financial statements for Lincoln Life & Annuity Company of New York are incorporated herein by reference to Post-Effective Amendment No. 13 (File No. 333-141760) filed on April 17, 2012.

Balance Sheets - Years ended December 31, 2011 and 2010
Statements of Income - Years ended December 31, 2011, 2010 and 2009
Statements of Shareholder’s Equity - Years ended December 31, 2011, 2010 and 2009
Statements of Cash Flows - Years ended December 31, 2011, 2010 and 2009
Notes to Financial Statements - December 31, 2011
Report of Independent Registered Public Accounting Firm

(b) List of Exhibits

(1)(a) Resolution of Board of Directors and Memorandum authorizing establishment of the Variable Account are incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-93875) filed on December 30, 1999.

(b) Amendment to that Certain Memorandum incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-93875) filed on December 30, 1999.

(c) Amendment No. 2 to that Certain Memorandum incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-37982 filed on September 8, 2000.

(2) Not Applicable

(3)(a) Principal Underwriting Agreement dated May 1, 2007 between Lincoln Financial Distributors, Inc. and Lincoln Life & Annuity Company of New York incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.

(b) Standard Selling Group Agreement incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-93875) filed on April 27, 2000.

(c) Selling Group Agreement for ChoicePlus Assurance incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-91182) filed on April 21, 2004.

(d) ChoicePlus Selling Agreement NY incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-91182) filed on April 21, 2004.

(4)(a) ChoicePlus II Bonus Variable Annuity Contract incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-91182) filed on September 18, 2002.

(b) Persistency Credit Rider incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-91182) filed on September 18, 2002.

(c) Bonus Credit Rider incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-91182) filed on September 18, 2002.

(d) IRA Contract Amendment incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-91182) filed on April 17, 2003.

(e) Roth IRA Endorsement incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-91182) filed on April 17, 2003.

(f) Variable Annuity Income Rider (I4LA-Q) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-91182) filed on April 17, 2003.

(g) Variable Annuity Income Rider (I4LA-NQ) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-98112) filed on April 17, 2003.

(h) Variable Annuity Rider (32793-BNY) incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-91182) filed on September 23, 2003.

(i) ChoicePlus Assurance (Bonus) Variable Annuity Contract (30070 BN5) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-91182) filed on April 21, 2004.

(j) ChoicePlus Assurance (Bonus) Contract Specifications (CD NY CPAN) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-91182) filed on April 21, 2004.

(k) ChoicePlus II Bonus Contract Specifications (CDNYCP2N) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-91182) filed on April 21, 2004.

(l) DCA Fixed Account Allocations (NYNGV) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-91182) filed on April 21, 2004.

(m) Variable Annuity Rider (32793HWM-N-NB-NY 4/04) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-91182) filed on December 20, 2004.

(n) Contract Specifications Page for Account Value Death Benefit (CDNYCPAN 6/05) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-91182) filed on April 22, 2005.

(o) Variable Annuity Rider (I4LA-NQ-PR-NY 6/04) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-91182) filed on April 22, 2005.

(p) Variable Annuity Rider (I4LA-Q-PR-NY 6/04) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-91182) filed on April 22, 2005.

(q) Contract Benefit Data for GIB - Choice Plus II Bonus (CBNY-CP2BO-NQ-PR 6/04) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-91182) filed on April 22, 2005.

(r) Contract Benefit Data for GIB - Assurance (CBNY-CPABO-NQ-PR 6/04) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-91182) filed on April 22, 2005.

(s) Contract Benefit Data for GIB - Choice Plus II Bonus (CBNY-CP2BO-Q-PR 6/04) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-91182) filed on April 22, 2005.

(t) Contract Benefit Data for GIB - Assurance (CBNY-CPABO-Q-PR 6/04) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-91182) filed on April 22, 2005.

(u) Variable Annuity Income Rider (i4LA-NQ 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

(v) Variable Annuity Income Rider (i4LA-N 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

(w) Variable Annuity Income Rider (i4LA-NQ-PR 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

(x) Variable Annuity Income Rider (i4LA-Q-PR 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

(y) Guaranteed Income Later Rider (4LATER 2/06) incorporated herein by reference to Post-Effective Amendment No. 23 (File No. 333-36316) filed on April 4, 2006.

(z) Guaranteed Income Benefit Rider (GIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

(aa) Guaranteed Income Benefit Rider (IGIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

(bb) Contract Benefit Data (CBD 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

(cc) Allocation Amendment (AR503 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

(dd) Variable Annuity Payment Option Rider (I4LA-Q 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

(ee) Variable Annuity Payment Option Rider (I4LA-NQ 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

(ff) Variable Annuity Rider (32793 7/06 NY) incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-91182) filed on November 7, 2006.

(gg) Variable Annuity Death Benefit Rider (DB-1 1/06) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.

(hh) Variable Annuity Death Benefit Rider (DB-2 1/06) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.

(ii) Variable Annuity Death Benefit Rider (DB-3 1/06) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.

(jj) Variable Annuity Death Benefit Rider (DB-6 1/06) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.

(kk) Variable Annuity Death Benefit Rider (DB-9 1/06) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.

(ll) Variable Annuity Living Benefits Rider (AR-512 2/08) incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.

(mm) Guaranteed Income Benefit Rider (AGIB NY 10/08) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-145531) filed on April 9, 2009.

(nn) Section 403(b) Annuity Endorsement (32481NY-I-12/08) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-145531) filed on April 9, 2009.

(oo) Bonus Rider (32146 4/08 NY) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-141761) filed on April 9, 2009.

(pp) Guaranteed Income Benefit Rider (GIB v4) (AR-528 8/10 NY) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.

(qq) Contract Benefit Data (CBD 8/10 NY) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.

(rr) Variable Annuity Payment Option Rider (I4LA-NQ 8/10 NY Rev 09-02) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.

(ss) Variable Annuity Payment Option Rider (I4LA-Q 8/10 NY Rev 09-02) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.

(5)(a) ChoicePlus II Bonus Application incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-91182) filed on April 21, 2004.

(b) ChoicePlus Assurance (Bonus) Application (ANF06747NY1 2/10) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-141760) filed on April 15, 2010.

(6) Amended and Restated By-laws of Lincoln Life & Annuity Company of New York incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-175691) filed on July 21, 2011.

(7)(a) Automatic Indemnity Reinsurance Agreement dated December 31, 2007, Amended and Restated as of January 1, 2010, between Lincoln Life & Annuity Company of New York and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-141758) filed on April 7, 2010.

(b) Novation Agreement effective as of January 1, 2010 by and among Lincoln National Reinsurance Company (Barbados) Limited, Lincoln Life & Annuity Company of New York and The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-141758) filed on April 7, 2010.

(8)(a) Accounting and Financial Administration Services Agreement dated October 1, 2007 among Mellon Bank, N.A., The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-147673) filed on November 28, 2007.

(b) Fund Participation Agreements and Amendments between Lincoln Life & Annuity Company of New York and:

(i) AIM Variable Insurance Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 14 on Form N-6 (File No. 333-155333) filed on April 1, 2011.

(ii) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 16 on Form N-6 (File No. 333-155333) filed on April 3, 2012.

(iii) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 16 on Form N-6 (File No. 333-155333) filed on April 3, 2012.

(iv) Fidelity Variable Insurance Products Fund incorporated herein by reference to Post-Effective Amendment No. 16 on Form N-6 (File No. 333-155333) filed on April 3, 2012.

(v) Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 14 on Form N-6 (File No. 333-155333) filed on April 1, 2011.

(vi) MFS Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 16 on Form N-6 (File No. 333-155333) filed on April 3, 2012.

(vii) AllianceBernstein Variable Products Series Fund incorporated herein by reference to Post-Effective Amendment No. 16 on Form N-6 (File No. 333-155333) filed on April 3, 2012.

(viii) DWS Investments VIT Funds incorporated herein by reference to Post-Effective Amendment No. 7 on Form N-6 (File No. 333-155333) filed on April 1, 2010.

(ix) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 16 on Form N-6 (File No. 333-155333) filed on April 3, 2012.

(x) Neuberger Berman Advisers Management Trust incorporated herein by reference to Post-Effective Amendment No. 2 on Form N-6 (File No. 333-141769) filed on April 2, 2008.

(xi) Putnam Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 2 on Form N-6 (File No. 333-141769) filed on April 2, 2008.

(xii) Janus Aspen Series incorporated herein by reference to Post-Effective Amendment No. 7 on Form N-6 (File No. 333-155333) filed on April 1, 2010.

(xiii) American Century Variable Products incorporated herein by reference to Post-Effective Amendment No. 14 on Form N-6 (File No. 333-155333) filed on April 1, 2011.

(xiv) DWS Variable Series II incorporated herein by reference to Post-Effective Amendment No. 16 on Form N-6 (File No. 333-155333) filed on April 3, 2012.

(xv) BlackRock Variable Series Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 14 on Form N-6 (File No. 333-155333) filed on April 1, 2011.

(xvi) PIMCO Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 14 on Form N-6 (File No. 333-155333) filed on April 1, 2011.

(c) Rule 22c-2 Agreements between Lincoln Life & Annuity Company of New York and:

(i) AIM Variable Insurance Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

(ii) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

(iii) BlackRock Variable Series Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-68842) filed on June 22, 2009.

(iv) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-145531) filed on March 30, 2012.

(v) Fidelity Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

(vi) Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-149449) filed on November 26, 2008.

(vii) MFS Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

(viii) Lincoln Variable Insurance Products Trust incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-149449) filed on November 26, 2008.

(ix) Neuberger Berman Advisers Management Trust incorporated herein by reference to Post-Effective Amendment No. 57 (File No. 333-36316) filed on March 30, 2012.

(x) Putnam Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 50 (File No. 333-141752) filed on December 12, 2008.

(xi) Janus Aspen Series incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-141752) filed on December 12, 2008.

(xii) American Century Investments Variable Products incorporated herein by reference to Post-Effective Amendment No. 29 (File No. 333-61554) filed on March 16, 2009.

(9)(a) Opinion and Consent of Mary Jo Ardington, Senior Counsel of The Lincoln National Life Insurance Company as to the legality of securities being issued (ChoicePlus II Bonus) incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-141760) filed on April 2, 2007.

(b) Opinion and Consent of Mary Jo Ardington, Senior Counsel of The Lincoln National Life Insurance Company as to the legality of securities being issued (ChoicePlus Assurance Bonus) incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-141760) filed on April 2, 2007.

(10)(a) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm

(b) Power of Attorney - Principal Officers and Directors of Lincoln Life & Annuity Company of New York incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-141760) filed on September 21, 2012.

(11) Not Applicable

(12) Not Applicable

(13) Organizational Chart of The Lincoln National Insurance Holding Company System incorporated herein by reference to Post-Effective Amendment No. 48 (File No. 033-26032) filed on September 26, 2012.

Item 25. Directors and Officers of the Depositor

The following list contains the officers and directors of Lincoln Life & Annuity Company of New York who are engaged directly or indirectly in activities relating to Lincoln New York Account N for Variable Annuities as well as the contracts. The list also shows Lincoln Life & Annuity Company of New York's executive officers.

Name	Positions and Offices with Depositor

Ellen Cooper**	Executive Vice President, Chief Investment Officer and Director
Charles C. Cornelio***	Executive Vice President, Chief Administrative Officer and Director
Randal J. Freitag**	Executive Vice President, Chief Financial Officer and Director
Dennis R. Glass**	President and Director
George W. Henderson, III Granville Capital 300 N. Greene Street Greensboro, NC 27401	Director
Mark E. Konen**	Executive Vice President and Director
M. Leanne Lachman 870 United Nations, Plaza, #19-E New York, NY 10017	Director
Louis G. Marcoccia Senior Vice President Syracuse University Crouse-Hinds Hall, Suite 620 900 S. Crouse Ave. Syracuse, NY 13244	Director
Patrick S. Pittard 20 Cates Ridge Atlanta, GA 30327	Director
Robert O. Sheppard*	Second Vice President, General Counsel and Secretary
Jeffrey D. Coutts**	Senior Vice President and Treasurer

*	Principal business address is 100 Madison Street, Suite 1860, Syracuse, NY 13202
**	Principal business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087
***	Principal business address is 100 N. Greene Street, Greensboro, NC 27401

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

See Exhibit 13: Organizational Chart of the Lincoln National Insurance Holding Company System.

Item 27. Number of Contractowners

As of September 30, 2012 there were 9,598 contract owners under Account N.

Item 28. Indemnification

a) Brief description of indemnification provisions.

In general, Article VII of the By-Laws of Lincoln Life & Annuity Company of New York provides that Lincoln New York will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln New York, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln New York. Certain additional conditions apply to indemnification in criminal proceedings.

In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln New York in connection with suits by, or in the right of, Lincoln New York.

Please refer to Article VII of the By-Laws of Lincoln New York (Exhibit no. 6 hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, New York law.

b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a) Lincoln Financial Distributors, Inc. (“LFD”) currently serves as Principal Underwriter for: Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln New York Account N for Variable Annuities; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; LLANY Separate Account R for Flexible Premium Variable Life Insurance; Lincoln Life Flexible Premium Variable Life Account S; LLANY Separate Account S for Flexible Premium Variable Life Insurance; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; and Lincoln Life Flexible Premium Variable Life Account Y and Lincoln Life & Annuity Flexible Premium Variable Life Account Y; Lincoln Variable Insurance Products Trust; Lincoln Life Variable Annuity Account JF-H; Lincoln Life Variable Annuity Account JF-I; Lincoln Life Flexible Premium Variable Life Account JF-A; Lincoln Life Flexible Premium Variable Life Account JF-C; Lincoln Life Variable Annuity Account JL-A; Lincoln Life & Annuity Flexible Premium Variable Life Account JA-B.

(b) Officers and Directors of Lincoln Financial Distributors, Inc.:

Name	Positions and Offices with Underwriter
Wilford H. Fuller*	President, Chief Executive Officer and Director
David M. Kittredge*	Senior Vice President
Jeffrey D. Coutts*	Senior Vice President and Treasurer
Patrick J. Caulfield**	Vice President and Chief Compliance Officer
Joel Schwartz*	Senior Vice President and Director
Elizabeth F. Conover***	Assistant Vice President and Chief Financial Officer
Thomas P. O'Neill*	Senior Vice President and Director
Nancy A. Smith*	Secretary

*	Principal Business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor PA 19087
**	Principal Business address is 350 Church Street, Hartford, CT 06103
***	Principal Business address is 100 Greene Street, Greensboro NC 27401

(c) N/A

Item 30. Location of Accounts and Records

All accounts, books, and other documents, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company (“Lincoln Life”), 1300 South Clinton Street, Fort Wayne, Indiana 46802 pursuant to an administrative services agreement with Lincoln Life & Annuity Company of New York. Lincoln Life has entered into an agreement with Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, PA 15258, to provide accounting services for the VAA.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln New York at the address or phone number listed in the Prospectus.

(d) Lincoln Life & Annuity Company of New York hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life & Annuity Company of New York.

(e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

SIGNATURES

(a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 16 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and State of Indiana on this 7th day of December, 2012.

Lincoln New York Account N for Variable Annuities (Registrant) Lincoln ChoicePlus II Bonus and Lincoln ChoicePlus Assurance (Bonus)
By:	/s/Kimberly A. Genovese Kimberly A. Genovese Assistant Vice President, Lincoln Life & Annuity Company of New York (Title)
LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK (Depositor)
By:	/s/Stephen R. Turer Stephen R. Turer Vice President, Lincoln Life & Annuity Company of New York (Title)
(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on December 7, 2012.

Signature	Title
* Dennis R. Glass	President (Principal Executive Officer)
* Ellen Cooper	Executive Vice President, Chief Investment Officer and Director
* Charles C. Cornelio	Executive Vice President, Chief Administrative Officer and Director
* Randal J. Freitag	Executive Vice President, Chief Financial Officer and Director (Principal Financial Officer)
* George W. Henderson, III	Director
* Mark E. Konen	Director
* M. Leanne Lachman	Director
* Louis G. Marcoccia	Director
* Patrick S. Pittard	Director
*By: /s/ Kimberly A. Genovese Kimberly A. Genovese	Pursuant to a Power of Attorney